18. Related Party Transactions (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Rent, real estate taxes and operating expenses paid	$ 235,000	$ 227,200
Non-Competition agreement payments	250,000	250,000
Interest expense associated with note to related parties	0	31,550
Fulton [Member]
Rent, real estate taxes and operating expenses paid	26,700
Tulsa, Oklaho
Rent, real estate taxes and operating expenses paid	$ 45,000	$ 41,250